Related parties (Details Narrative) - Lease Agreements 1 [Member] - BRL (R$) R$ in Thousands					12 Months Ended
	Aug. 02, 2021	Oct. 30, 2019	Sep. 06, 2018	Apr. 25, 2018	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Lease term			20 years		20 years
Renewal term					20 years
R V L Esteves Gestao Imobiliaria S A [Member]
IfrsStatementLineItems [Line Items]
Lease expenses	R$ 40	R$ 12			R$ 23,434	R$ 20,394	R$ 15,336
U N I V A C O Patrimonial Ltda [Member]
IfrsStatementLineItems [Line Items]
Percentage of revenue		6.50%			6.50%
Renewal term					20 years
Lease expenses					R$ 3,582	3,409	3,210
I E S V A P Patrimonial Ltda [Member]
IfrsStatementLineItems [Line Items]
Lease term				20 years
Percentage of revenue				7.50%
Renewal term				20 years
Lease expenses					R$ 5,170	R$ 4,920	R$ 4,560
Description of lease term				The lease agreement is for an amount equal to 7.5% of the monthly revenue of IESVAP until maturation.
Instituto Tocantinense Presidente Antonio Carlos S A [Member] | R V L Esteves Gestao Imobiliaria S A [Member]
IfrsStatementLineItems [Line Items]
Percentage of revenue			7.50%
Institutode Ensino Superior Presidente Trancredode Almeida Neves S A [Member] | R V L Esteves Gestao Imobiliaria S A [Member]
IfrsStatementLineItems [Line Items]
Description of lease term	(i) up to June 2022, R$40; (ii) from July 2022 until December 2028, 6.5% of the monthly revenue of ITPAC Garanhuns during the prior semester, adjusted in accordance with the provisions of the lease agreement	(i) up to June 2020, R$12 and (ii) from July 2020 until March 2024, 6.5% of the monthly revenue of IPTAN during the prior semester, adjusted in accordance with the provisions of the lease agreement.